Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2019
Foreign Currency Assets And Liabilities [Abstract]
Foreign currency assets and liabilities

33.	Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item (3) / Currency	Amount of foreign currency (2)	Prevailing exchange rate (1)	Total as of 06.30.19	Total as of 06.30.18
Assets
Trade and other receivables
US Dollar	76	42.26	3,207	3,290
Euros	3	47.99	137	277
Chilean Pesos	-	-	-	6
Trade and other receivables related parties
US Dollar	4	42.26	152	2,125
Total Trade and other receivables			3,496	5,698
Investment in financial assets
US Dollar	90	42.26	3,798	5,932
Pounds	1	53.64	48	61
Total Investment in financial assets			3,846	5,993
Derivative financial instruments
US Dollar	1	42.26	43	67
Total Derivative financial instruments			43	67
Cash and cash equivalents
US Dollar	283	42.26	11,939	12,535
Euros	2	47.99	72	103
Chilean Pesos	0	42.26	1	2
Total Cash and cash equivalents			12,012	12,640
Total Assets			19,397	24,398

Liabilities
Trade and other payables
US Dollar	186	42.46	7,887	4,975
Euros	1	48.71	36	137
Chilean Pesos	-	42.46	-	2
Total Trade and other payables			7,592	5,114
Borrowings
US Dollar	1,309	42.46	55,595	55,894
Total Borrowings			55,595	55,894
Derivative financial instruments
US Dollar	2	42.46	67	(17)
Total Derivative financial instruments			67	(17)
Total Liabilities			63,254	60,991

(1)	Exchange rate as of June 30, of each year according to Banco Nación Argentina records.
(2)	Considering foreign currencies those that differ from each Group's functional currency at each year-end.
(3)	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 15).